Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 24, 2012	Mar. 31, 2013 M	Dec. 31, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense under cancelable and non-cancelable operating leases	$ 0.4	$ 0.7	$ 0.4	$ 2.6		$ 4.4	$ 4.4
Collateral for outstanding irrevocable			0.9	0.9	0.9
Term of letter of credit			12		12
Outstanding performance and surety bonds			62.9	64.4	64.4
Non-refundable deposits			6.3	3.8	3.8
Total purchase price			139.7	97.1	97.1
Remaining purchase price of land			39.0	39.0	39.0
Additional deposits					2.5
Real estate inventories not owned and liabilities from inventories not owned					2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit			15.00%	15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit			25.00%	25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments			$ 68.2	$ 60.9	$ 60.9